Subsequent Event (Details) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 19, 2024	Jan. 22, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Stock options forfeited						275,941	23,836
Total expense recorded in the three months ended for the period | $			$ 707	$ 2,581	$ 2,401
Common stock, par value | $ / shares			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	0.083
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Total expense recorded in the three months ended for the period | $		$ 2,700
Restructuring and related cost, maximum percentage of planned workforce reduction		50.00%
Subsequent Event [Member] | Forecast [Member] | Stock Options
Subsequent Event [Line Items]
Stock options forfeited		58,583
Subsequent Event [Member] | Forecast [Member] | Restricted Stock Units
Subsequent Event [Line Items]
Restricted stock units, Forfeited		3,833